Subsequent Events (Details) - USD ($)	Nov. 06, 2020	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020	Jun. 04, 2020	Sep. 30, 2019
Subsequent Event [Line Items]
Common Stock, Par Value		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Series J warrant
Subsequent Event [Line Items]
Term of the warrants					1 year
Series 2 convertible notes
Subsequent Event [Line Items]
Interest rate (as a percent)	10.00%
Aggregate principal amount	$ 1,050,000
Term of the debt	3 years
Common Stock, Par Value	$ 0.001
Conversion Price (in dollars per share)	0.25
VWAP (in dollars per share)	$ 0.32
Number of consecutive trading days for minimum VWAP	15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%
Interest rate on the convertible debt	10.00%
Subsequent Event [Member] | Series J warrant
Subsequent Event [Line Items]
Term of the warrants	30 months
Subsequent Event [Member] | Series J warrant | Maximum [Member]
Subsequent Event [Line Items]
Number of shares called by warrant	3,375,000
Subsequent Event [Member] | Series 2 convertible notes
Subsequent Event [Line Items]
Interest rate (as a percent)	10.00%
Aggregate principal amount	$ 1,050,000
Term of the debt	3 years
Common Stock, Par Value	$ 0.001
Conversion Price (in dollars per share)	0.25
VWAP (in dollars per share)	$ 0.32
Number of consecutive trading days for minimum VWAP	15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%
Interest rate on the convertible debt	10.00%